Schedule of Changes in Share Capital (Details) - Ordinary shares [member]	12 Months Ended
	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Issued and paid-up share capital, beginning	45,133,945	[1]
Issuance of shares	438,745
Issued and paid-up share capital, ending	45,572,690	[1]

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.